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MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                          November 16, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  MetLife Investors Variable Life Account Five
          File No. 333-138575 / 811-08433
          Rule 497(j) Certification
          ____________________________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Life Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information dated November 9, 2006 being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in the Registration Statement for the Account filed electronically with the Commission on November 9, 2006.

                                                  Sincerely,

                                                  /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.
                                                  Assistant General Counsel
                                                  Metropolitan Life Insurance
                                                  Company